FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Instruments by Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets:
Marketable securities	$ 0	$ 6,375
Level 1 [member]
Financial assets:
Marketable securities	$ 0	$ 6,375